SCHEDULE 1 STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Research and development	$ (28,804)	$ (31,124)	$ (25,994)
General and administrative	(9,597)	(10,330)	(8,764)
Selling and marketing	(2,217)	(2,175)	(2,057)
Total operating expenses	(45,085)	(44,449)	(36,815)
Loss from operations	(30,521)	(39,493)	(13,219)
Interest income	5,714	9,611	12,358
Income (loss) before income taxes, equity in net (loss) income of equity method investees and non-controlling interest	(28,275)	(32,725)	789
Income tax expenses	156	1,796	(403)
Share of net (loss) income of an equity method investee	(317)	566	(264)
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	(28,435)	(30,361)	124
Parent Company [Member]
Operating expenses:
Research and development	(796)	605	1,017
General and administrative	(3,063)	(2,515)	(1,626)
Selling and marketing	9	43	86
Total operating expenses	(3,850)	(1,867)	(523)
Loss from operations	(3,850)	(1,867)	$ (523)
Gain (loss) on disposal/dissolution of subsidiaries	$ (455)	9,755
Interest income		1	$ 1
Income (loss) before income taxes, equity in net (loss) income of equity method investees and non-controlling interest	$ (4,305)	$ 7,889	$ (522)
Income tax expenses
Share of net income (loss) of subsidiaries, net of taxes	$ (23,735)	$ (38,266)	$ 848
Share of net (loss) income of an equity method investee	(395)	16	(202)
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ (28,435)	$ (30,361)	$ 124